SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Changes in Number of Common Shares Underlying Options
The following table summarizes the changes in the number of common shares underlying options for the years ended December 31, 2024 and 2023 (shares in whole numbers and per share values in whole dollars):

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	125,000	$11.50	1.8	$1
Exercised	—	—
Outstanding at December 31, 2023	125,000	$11.50	0.8	$3
Exercised	(125,000)	11.50
Outstanding at December 31, 2024	—	$—	0.0	$—
Exercisable at December 31, 2024	—	$—	0.0	$—

Summary of Changes in Number of Outstanding RSUs and PSUs	The time-based RSUs granted to the Company’s directors vest at the end of the anniversary date of their grant date.

	Time-Based Restricted Stock Units	Weighted-Average Grant Date Fair Value Per Share	Weighted-Average Remaining Contractual Term (in Years)
Outstanding at December 31, 2022	727,633	$17.95	0.9
Granted	631,227	23.60
Vested	(387,942)	16.16
Forfeited	(66,574)	23.12
Outstanding at December 31, 2023	904,344	$22.28	1.0
Granted	525,211	36.19
Vested	(411,952)	21.69
Forfeited	(110,258)	30.39
Outstanding at December 31, 2024	907,345	$29.64	1.6
Expected to vest at December 31, 2024	896,180	$29.57	1.6
During the years ended December 31, 2024 and 2023, the Company approved and granted PSUs with EBITDA-based financial performance conditions. PSUs vest, if at all, following a three-year performance period. If the performance conditions are not met, no compensation cost is recognized and any recognized compensation cost is reversed.

	Performance- Based Restricted Stock Units	Weighted-Average Grant Date Fair Value Per Share	Weighted-Average Remaining Contractual Term (in Years)
Outstanding at December 31, 2022	858,357	20.06	1.5
Granted	573,070	23.42
Forfeited	(139,275)	20.97
Change in units based on performance expectations	359,868	20.97
Outstanding at December 31, 2023	1,652,020	21.35	1.0
Granted	407,686	35.80
Vested	(468,289)	19.10
Forfeited	(404,765)	26.15
Change in units based on performance expectations	(14,444)	20.77
Outstanding at December 31, 2024	1,172,208	$26.58	1.1
Expected to vest at December 31, 2024	1,141,340	$26.49	1.1

Schedule of Unvested Restricted Stock Units Roll Forward	The MSUs will vest 100% on March 9, 2025, the third anniversary of the grant date, as the performance condition was satisfied during the year ended December 31, 2023.

	Market-Based Performance Restricted Stock Units	Weighted-Average Grant Date Fair Value Per Share	Weighted-Average Remaining Contractual Term (in Years)
Outstanding at December 31, 2022	438,180	$16.19	2.2
Forfeited	(24,819)	1.76
Outstanding at December 31, 2023	413,361	$17.06	1.2
Forfeited	(71,702)	16.31
Outstanding at December 31, 2024	341,659	$16.31	0.2
Expected to vest at December 31, 2024	339,654	$16.31	0.2

Summary of Valuation Assumptions	The key assumptions used in valuing these market-based awards were as follows:

Risk-free interest rate	1.85%
Dividend yield	—
Expected volatility	45%